Risk Category of Loans by Class of Loans (Excluding Mortgage Loans Held for Sale) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	$ 579,983	$ 408,312
Unearned discount	360	201
Total	579,623	408,111
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	562,172	388,438
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	5,149	5,814
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	12,662	14,000
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	0	60
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	331,629	260,185
Unearned discount	236	91
Total	331,393	260,094
Commercial Real Estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	316,573	241,926
Commercial Real Estate | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	4,084	5,653
Commercial Real Estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	10,972	12,606
Commercial Real Estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	0	0
Mortgage Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	147,245	77,409
Unearned discount	97	94
Total	147,148	77,315
Mortgage Real Estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	145,787	76,206
Mortgage Real Estate | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	32	144
Mortgage Real Estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	1,426	1,059
Mortgage Real Estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	0	0
Installment and Other
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	19,764	16,458
Unearned discount	0	2
Total	19,764	16,456
Installment and Other | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	19,725	16,426
Installment and Other | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	0	17
Installment and Other | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	39	15
Installment and Other | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	0	0
Commercial,Financial and Agriculture
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	81,345	54,260
Unearned discount	27	14
Total	81,318	54,246
Commercial,Financial and Agriculture | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	80,087	53,880
Commercial,Financial and Agriculture | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	1,033	0
Commercial,Financial and Agriculture | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	225	320
Commercial,Financial and Agriculture | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, gross	$ 0	$ 60